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                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                 PROSPECTUS SUPPLEMENT DATED FEBRUARY 3, 2014

This supplement describes changes affecting the investment options offered under the GOLD TRACK SELECT flexible premium variable annuity contracts issued by Metropolitan Life Insurance Company. The names, investment subadvisers and the investment objectives of the investment options identified below have changed. Accordingly, the prospectus is hereby revised to incorporate the following information.

MET INVESTORS SERIES TRUST
--------------------------

BLACKROCK LARGE CAP CORE PORTFOLIO

Wellington Management Company, LLP has replaced BlackRock Advisors, LLC as the subadviser to the BlackRock Large Cap Core Portfolio and the name of the portfolio has changed to WMC LARGE CAP RESEARCH PORTFOLIO. In addition, the portfolio's investment objective has changed to "Long-term capital appreciation."

LORD ABBETT MID CAP VALUE PORTFOLIO

Invesco Advisers, Inc. has replaced Lord, Abbett & Co. LLC as the subadviser to the Lord Abbett Mid Cap Value Portfolio and the name of the portfolio has changed to INVESCO MID CAP VALUE PORTFOLIO. In addition, the portfolio's investment objective has changed to "High total return by investing in equity securities of mid-sized companies."

METROPOLITAN SERIES FUND
------------------------

BLACKROCK DIVERSIFIED PORTFOLIO

Wellington Management Company, LLP has replaced BlackRock Advisors, LLC as the subadviser to the BlackRock Diversified Portfolio and the name of the portfolio has changed to WMC BALANCED PORTFOLIO. In addition, the portfolio's investment objective has changed to "Long-term capital appreciation with some current income."

DAVIS VENTURE VALUE PORTFOLIO

Wellington Management Company, LLP has replaced Davis Selected Advisers, L.P. as the subadviser to the Davis Venture Value Portfolio and the name of the portfolio has changed to WMC CORE EQUITY OPPORTUNITIES PORTFOLIO. In addition, the portfolio's investment objective has changed to "Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income."

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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